OTHER INCOME (EXPENSE) - NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Gain (loss) on disposition of business	$ 71
BKR Joint Venture
Gain (loss) on disposition of business		$ 71
CHINA
Gain (loss) on disposition of business		$ 170
Financial Services Sector
Pre tax gain on the sale of an investment in financial services	$ 90